On January 14, 2021, Saba Capital CEF Opportunities 1, Ltd. and Saba Capital Management, L.P. (collectively, “Saba”) filed a civil complaint in the U.S. District Court for the Southern District of New York (Case 1:21-cv-327) against certain Nuveen Closed-End Funds, including Nuveen Senior Income Fund, Nuveen Floating Rate Income Fund, Nuveen Floating Rate Income Opportunity Fund and Nuveen Short Duration Credit Opportunities Fund (collectively, the “Funds”), and the Funds’ trustees seeking (i) a declaration that a provision of the Funds’ by-laws specifying that a shareholder who obtains beneficial ownership of a Fund’s common shares in a control share acquisition shall have the same voting rights as other common shareholders only to the extent authorized by the Fund’s other disinterested shareholders (the “Control Share By-Law”) violates the Investment Company Act of 1940, as amended, (ii) rescission of the Control Share By-Law and (iii) a permanent injunction against the application of the Control Share By-Law.  The Fund’s trustees are Terence J. Toth, Jack  B.  Evans, William C.  Hunter, Albin F. Moschner, John K. Nelson,  Judith M. Stockdale, Carole E. Stone, Margaret L. Wolff, Robert L. Young, and Matthew Thornton III.